COMMITMENTS AND CONTINGENCIES (Legal Matters) (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	May 31, 2016
Legal matters [Line Items]
Amount of remainder of the refundable deposit retained	$ 5.8	¥ 36.5
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Jiangsu Shuangliang against Sichuan ReneSola [Member]
Legal matters [Line Items]
Damages sought			$ 5.2	¥ 31.6
Sichuan ReneSola against Jiangsu Shuangliang [Member]
Legal matters [Line Items]
Damages sought			8.9	55.7
Penalty sought			1.1	¥ 6.7
Renesola UK Ltd [Member]
Legal matters [Line Items]
Accrual for Taxes Other than Income Taxes			1.7		£ 1.2
Renesola Deutschland Gmbh [Member]
Legal matters [Line Items]
Accrual for Taxes Other than Income Taxes			$ 13.1			€ 11.8